ANALYSIS OF OPERATING SEGMENTS - Income by country (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Interest income	$ 20,222,790	$ 19,552,735	$ 18,356,636
Income for commission and fees	5,835,899	6,083,343	5,453,382
Storage services	155,253	161,298	156,638
Trust activities	343,268	334,910	312,901
Pension and severance fund management	1,158,524	1,129,391	987,323
Fees on credit cards	1,298,251	1,364,244	1,187,716
Office network services	17,493	24,618	30,220
Commissions on transfers, checks and checkbooks	31,113	50,026	49,645
Other commissions	8,586	12,350	10,457
Commissions on banking services	2,823,411	3,006,506	2,718,482
Share of profit of equity accounted investees, net of tax	220,162	229,626	197,715
Dividends	91,565	84,686	71,487
Income from sales of goods and services	9,144,789	9,156,588	8,126,014
Others operating income	155,825	139,575	182,594
Other income	2,952,951	1,948,178	1,877,991
Income	38,468,156	37,055,156	34,083,225
Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	4,509,551	4,524,903	3,411,674
Infrastructure
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	3,966,192	3,783,534	3,826,101
Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	139,782	366,835	332,749
Agro
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	147,443	135,928	133,095
Others Services
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	225,996	205,813	239,801
Colombia
Disclosure of operating segments [line items]
Interest income	12,410,532	12,891,567	12,721,895
Income for commission and fees	3,390,994	3,506,114	3,238,516
Storage services	155,253	161,298	156,638
Trust activities	343,268	334,910	312,901
Pension and severance fund management	1,115,154	1,088,849	955,912
Fees on credit cards	584,225	606,581	557,533
Office network services	17,493	24,618	30,220
Commissions on transfers, checks and checkbooks	30,658	49,546	49,196
Other commissions	8,586	12,350	10,457
Commissions on banking services	1,136,357	1,227,962	1,165,659
Share of profit of equity accounted investees, net of tax	220,162	229,626	197,715
Dividends	78,186	80,443	66,980
Income from sales of goods and services	8,280,872	8,710,572	7,861,701
Others operating income	155,825	139,575	182,594
Other income	1,937,571	1,484,085	1,307,370
Income	26,318,317	26,902,407	25,394,177
Colombia | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	3,655,799	4,102,181	3,168,649
Colombia | Infrastructure
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	3,966,192	3,783,534	3,826,101
Colombia | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	129,617	343,541	311,461
Colombia | Agro
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	147,443	135,928	133,095
Colombia | Others Services
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	225,996	205,813	239,801
Panama
Disclosure of operating segments [line items]
Interest income	1,972,328	1,418,362	1,205,059
Income for commission and fees	285,019	352,996	309,546
Fees on credit cards	43,513	45,016	42,560
Commissions on transfers, checks and checkbooks	455	480	449
Commissions on banking services	241,051	307,500	266,537
Dividends	11,543	2,666	3,143
Income from sales of goods and services	305	669	575
Other income	227,853	44,292	9,302
Income	2,497,048	1,818,985	1,527,625
Panama | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	305	669	575
Costa Rica
Disclosure of operating segments [line items]
Interest income	2,152,830	2,128,292	1,797,230
Income for commission and fees	1,112,041	1,173,411	999,648
Pension and severance fund management	31,784	31,711	25,516
Fees on credit cards	348,199	406,458	343,791
Commissions on banking services	732,058	735,242	630,341
Other income	461,790	72,026	269,119
Income	3,726,661	3,373,729	3,065,997
Guatemala
Disclosure of operating segments [line items]
Interest income	1,293,265	1,058,404	882,648
Income for commission and fees	289,184	278,198	260,158
Fees on credit cards	74,860	69,367	57,929
Commissions on banking services	214,324	208,831	202,229
Dividends	1,157	870	713
Other income	154,258	147,776	130,052
Income	1,737,864	1,485,248	1,273,571
Honduras
Disclosure of operating segments [line items]
Interest income	1,181,310	950,760	763,975
Income for commission and fees	358,035	344,010	275,111
Pension and severance fund management	11,586	8,831	5,895
Fees on credit cards	107,368	99,055	81,512
Commissions on banking services	239,081	236,124	187,704
Dividends	679	707	651
Other income	56,065	59,667	55,773
Income	1,596,089	1,355,144	1,095,510
Nicaragua
Disclosure of operating segments [line items]
Interest income	392,163	391,889	423,149
Income for commission and fees	167,911	170,261	157,034
Fees on credit cards	55,522	50,568	41,552
Commissions on banking services	112,389	119,693	115,482
Other income	97,578	114,740	90,549
Income	657,652	676,890	670,732
El Salvador
Disclosure of operating segments [line items]
Interest income	770,206	660,029	544,267
Income for commission and fees	204,602	223,982	194,870
Fees on credit cards	66,819	63,467	54,590
Commissions on banking services	137,783	160,515	140,280
Other income	6,271	5,486	8,060
Income	981,079	889,497	747,197
Peru
Disclosure of operating segments [line items]
Interest income	15,100	6,162	107
Income for commission and fees	216
Commissions on banking services	216
Income from sales of goods and services	863,612	445,347	263,738
Other income	4,190	6,635	3,297
Income	883,118	458,144	267,142
Peru | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	853,752	422,722	243,025
Peru | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	9,860	22,625	20,713
Other countries
Disclosure of operating segments [line items]
Interest income	35,056	47,270	18,306
Income for commission and fees	27,897	34,371	18,499
Fees on credit cards	17,745	23,732	8,249
Commissions on banking services	10,152	10,639	10,250
Other income	7,375	13,471	4,469
Income	$ 70,328	$ 95,112	$ 41,274